Business combination - Consideration Paid (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Business Combination and Asset Acquisition [Abstract]
SVAC's trust and cash, net of redemptions	$ 143.9
Cash- PIPE Investment	250.0
Cash- Forward Purchase	100.0
Less: transaction costs and advisory fees, net of tax benefit	(59.4)
Net proceeds from reverse recapitalization	434.5
Plus: non cash net liabilities assumed	(41.8)
Less: accrued transaction costs and advisory fees	(0.4)
Net contributions from reverse recapitalization	392.3
Non-cash warrant liability assumed	$ 41.8